3. MATERIAL ACCOUNTING POLICY INFORMATION: d) Equity instruments (Policies)	12 Months Ended
Dec. 31, 2025
Policies
d) Equity instruments

d)Equity instruments

Equity instruments are contracts that give a residual interest in the net assets of the Company. Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company’s common shares, stock options and share purchase warrants are classified as equity instruments.